Guarantor and Nonguarantor Statements	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Guarantor and Nonguarantor Statements

17. Guarantor and Nonguarantor Statements

On April 29, 2013, Pinnacle Foods Finance (“PFF”) issued 4.875% Senior Notes. The 4.875% Senior Notes are general senior unsecured obligations of PFF, effectively subordinated in right of payment to all existing and future senior secured indebtedness of PFF and guaranteed on a full, unconditional, joint and several basis by the Company and PFF’s 100% owned domestic subsidiaries that guarantee other indebtedness of the Company.

The following condensed consolidating financial information presents:

(1)(a)	Condensed consolidating balance sheets as of September 29, 2013 and December 30, 2012.

(b)	The related condensed consolidating statements of operations and comprehensive earnings for the Company, PFF, all guarantor subsidiaries and the non-guarantor subsidiaries for the following:

i.	Three and nine months ended September 29, 2013; and

ii.	Three and nine months ended September 23, 2012.

(c)	The related condensed consolidating statements of cash flows for the Company, PFF, all guarantor subsidiaries and the non-guarantor subsidiaries for the following:

i.	Nine months ended September 29, 2013; and

ii.	Nine months ended September 23, 2012.

(2)	Elimination entries necessary to consolidate the Company, PFF with its guarantor subsidiaries and non-guarantor subsidiaries.

Investments in subsidiaries are accounted for by the parent using the equity method of accounting. The guarantor subsidiaries are presented on a combined basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions and include a reclassification entry of net non-current deferred tax assets to non-current deferred tax liabilities.

Pinnacle Foods Inc.

Condensed Consolidating Balance Sheet

September 29, 2013

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$—	$100,424	$9,979	$—	$110,403
Accounts receivable, net	—	—	159,031	9,885	—	168,916
Intercompany accounts receivable	21,337	—	242,928	—	(264,265)	—
Inventories, net	—	—	386,774	7,554	—	394,328
Other current assets	—	707	6,495	64	—	7,266
Deferred tax assets	—	585	120,384	212	—	121,181

Total current assets	21,337	1,292	1,016,036	27,694	(264,265)	802,094
Plant assets, net	—	—	512,328	23	—	512,351
Investment in subsidiaries	1,536,903	1,949,305	12,533	—	(3,498,741)	—
Intercompany note receivable	—	1,520,991	7,270	9,800	(1,538,061)	—
Tradenames	—	—	1,603,992	—	—	1,603,992
Other assets, net	—	40,420	120,865	138	—	161,423
Deferred tax assets	—	281,141	—	—	(281,141)	—
Goodwill	—	—	1,441,495	—	—	1,441,495

Total assets	$1,558,240	$3,793,149	$4,714,519	$37,655	$(5,582,208)	$4,521,355

Current liabilities:
Short-term borrowings	$—	$—	$1,065	$—	$—	$1,065
Current portion of long-term obligations	—	16,300	3,136	—	—	19,436
Accounts payable	(17)	83	178,369	1,620	—	180,055
Intercompany accounts payable	—	256,640	—	7,625	(264,265)	—
Accrued trade marketing expense	—	—	34,612	4,308	—	38,920
Accrued liabilities	—	18,802	87,176	697	—	106,675
Dividends payable	21,354	—	—	—	—	21,354

Total current liabilities	21,337	291,825	304,358	14,250	(264,265)	367,505
Long-term debt	—	1,951,437	17,470	—	—	1,968,907
Intercompany note payable	—	—	1,530,260	7,801	(1,538,061)	—
Pension and other postretirement benefits	—	—	93,090	—	—	93,090
Other long-term liabilities	—	—	22,072	2,730	—	24,802
Deferred tax liabilities	—	12,984	797,964	341	(281,141)	530,148

Total liabilities	21,337	2,256,246	2,765,214	25,122	(2,083,467)	2,984,452
Commitments and contingencies (Note 12)
Shareholder’s equity:
Pinnacle common stock	1,172	—	—	—	—	1,172
Additional paid-in-capital	1,325,835	1,327,007	1,284,776	2,324	(2,614,107)	1,325,835
Retained earnings	244,410	244,410	716,730	9,850	(970,990)	244,410
Accumulated other comprehensive loss	(34,514)	(34,514)	(52,201)	359	86,356	(34,514)

Total Shareholders’ equity	1,536,903	1,536,903	1,949,305	12,533	(3,498,741)	1,536,903

Total liabilities and shareholders’ equity	$1,558,240	$3,793,149	$4,714,519	$37,655	$(5,582,208)	$4,521,355

Pinnacle Foods Inc.

Condensed Consolidating Balance Sheet

December 30, 2012

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$—	$83,123	$9,158	$—	$92,281
Accounts receivable, net	—	—	135,791	8,093	—	143,884
Intercompany accounts receivable	—	—	73,769	—	(73,769)	—
Inventories, net	—	—	350,922	7,129	—	358,051
Other current assets	—	1,130	10,546	186	—	11,862
Deferred tax assets	—	—	100,245	74	(1,120)	99,199

Total current assets	—	1,130	754,396	24,640	(74,889)	705,277
Plant assets, net	—	—	493,640	26	—	493,666
Investment in subsidiaries	888,726	1,840,632	11,222	—	(2,740,580)	—
Intercompany note receivable	—	1,469,135	7,270	9,800	(1,486,205)	—
Tradenames	—	—	1,603,992	—	—	1,603,992
Other assets, net	—	23,691	131,707	160	—	155,558
Deferred tax assets	—	239,347	—	—	(239,347)	—
Goodwill	—	—	1,441,495	—	—	1,441,495

Total assets	$888,726	$3,573,935	$4,443,722	$34,626	$(4,541,021)	$4,399,988

Current liabilities:
Short-term borrowings	$—	$—	$2,139	$—	$—	$2,139
Current portion of long-term obligations	—	27,411	3,008	—	—	30,419
Accounts payable	—	37	136,220	1,069	—	137,326
Intercompany accounts payable	—	65,888	—	7,881	(73,769)	—
Accrued trade marketing expense	—	—	41,396	3,175	—	44,571
Accrued liabilities	—	29,662	90,000	727	(1,120)	119,269

Total current liabilities	—	122,998	272,763	12,852	(74,889)	333,724
Long-term debt	—	2,558,404	17,982	—	—	2,576,386
Intercompany note payable	—	—	1,478,593	7,612	(1,486,205)	—
Pension and other postretirement benefits	—	—	100,918	—	—	100,918
Other long-term liabilities	—	3,807	22,168	2,730	—	28,705
Deferred tax liabilities	—	—	710,666	210	(239,347)	471,529

Total liabilities	—	2,685,209	2,603,090	23,404	(1,800,441)	3,511,262
Commitments and contingencies (Note 12)
Shareholder’s equity:
Pinnacle common stock	812	—	—	—	—	812
Additional paid-in-capital	696,512	697,324	1,284,155	2,324	(1,983,803)	696,512
Retained earnings	252,955	252,955	608,788	8,842	(870,585)	252,955
Accumulated other comprehensive loss	(61,553)	(61,553)	(52,311)	56	113,808	(61,553)

Total Shareholders’ equity	888,726	888,726	1,840,632	11,222	(2,740,580)	888,726

Total liabilities and shareholders’ equity	$888,726	$3,573,935	$4,443,722	$34,626	$(4,541,021)	$4,399,988

Pinnacle Foods Inc.

Condensed Consolidating Statement of Operations and Comprehensive Earnings

For the three months ended September 29, 2013

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$568,340	$19,569	$(15,454)	$572,455
Cost of products sold	—	96	413,857	16,305	(15,206)	415,052

Gross profit	—	(96)	154,483	3,264	(248)	157,403
Operating expenses
Marketing and selling expenses	—	56	39,876	934	—	40,866
Administrative expenses	—	2,064	22,264	976	—	25,304
Research and development expenses	—	85	2,624	—	—	2,709
Intercompany royalties	—	—	—	8	(8)	—
Intercompany technical service fees	—	—	—	240	(240)	—
Other expense (income), net	—	—	3,606	—	—	3,606
Equity in (earnings) loss of investees	(40,685)	(45,471)	(750)	—	86,906	—

Total operating expenses	(40,685)	(43,266)	67,620	2,158	86,658	72,485

Earnings before interest and taxes	40,685	43,170	86,863	1,106	(86,906)	84,918
Intercompany interest (income) expense	—	(13,180)	13,154	26	—	—
Interest expense	—	19,154	433	8	—	19,595
Interest income	—	—	10	13	—	23

Earnings before income taxes	40,685	37,196	73,286	1,085	(86,906)	65,346
Provision (benefit) for income taxes	—	(3,489)	27,815	335	—	24,661

Net earnings	$40,685	$40,685	$45,471	$750	$(86,906)	$40,685

Total comprehensive earnings (loss)	$37,732	$37,732	$45,046	$108	$(82,886)	$37,732

Pinnacle Foods Inc.

Condensed Consolidating Statement of Operations and Comprehensive Earnings

For the three months ended September 23, 2012

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$564,304	$19,771	$(16,170)	$567,905
Cost of products sold	—	(2)	437,301	17,157	(15,892)	438,564

Gross profit	—	2	127,003	2,614	(278)	129,341
Operating expenses
Marketing and selling expenses	—	50	37,182	1,104	—	38,336
Administrative expenses	—	828	19,650	871	—	21,349
Research and development expenses	—	3	2,674	—	—	2,677
Intercompany royalties	—	—	—	12	(12)	—
Intercompany technical service fees	—	—	—	266	(266)	—
Other expense (income), net	—	3,470	3,614	—	—	7,084
Equity in (earnings) loss of investees	(9,878)	(25,053)	(207)	—	35,138	—

Total operating expenses	(9,878)	(20,702)	62,913	2,253	34,860	69,446

Earnings before interest and taxes	9,878	20,704	64,090	361	(35,138)	59,895
Intercompany interest (income) expense	—	(23,365)	23,334	31	—	—
Interest expense	—	43,959	491	12	—	44,462
Interest income	—	4	—	—	—	4

Earnings before income taxes	9,878	114	40,265	318	(35,138)	15,437
Provision (benefit) for income taxes	—	(9,764)	15,212	111	—	5,559

Net earnings	$9,878	$9,878	$25,053	$207	$(35,138)	$9,878

Total comprehensive earnings (loss)	$8,941	$8,941	$24,333	$(513)	$(32,761)	$8,941

Pinnacle Foods Inc.

Condensed Consolidating Statement of Operations and Comprehensive Earnings

For the nine months ended September 29, 2013

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$1,737,413	$62,117	$(45,050)	$1,754,480
Cost of products sold	—	397	1,289,483	52,187	(44,259)	1,297,808

Gross profit	—	(397)	447,930	9,930	(791)	456,672
Operating expenses
Marketing and selling expenses	—	991	128,245	4,766	—	134,002
Administrative expenses	—	16,529	73,898	2,762	—	93,189
Research and development expenses	—	154	7,671	—	—	7,825
Intercompany royalties	—	—	—	36	(36)	—
Intercompany technical service fees	—	—	—	755	(755)	—
Other expense (income), net	—	34,180	10,916	—	—	45,096
Equity in (earnings) loss of investees	(33,642)	(107,942)	(1,008)	—	142,592	—

Total operating expenses	(33,642)	(56,088)	219,722	8,319	141,801	280,112

Earnings before interest and taxes	33,642	55,691	228,208	1,611	(142,592)	176,560
Intercompany interest (income) expense	—	(51,731)	51,632	99	—	—
Interest expense	—	106,371	1,485	22	—	107,878
Interest income	—	—	43	25	—	68

Earnings before income taxes	33,642	1,051	175,134	1,515	(142,592)	68,750
Provision (benefit) for income taxes	—	(32,591)	67,192	507	—	35,108

Net earnings	$33,642	$33,642	$107,942	$1,008	$(142,592)	$33,642

Total comprehensive earnings (loss)	$60,681	$60,681	$108,554	$962	$(170,197)	$60,681

Pinnacle Foods Inc.

Condensed Consolidating Statement of Operations and Comprehensive Earnings

For the nine months ended September 23, 2012

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$1,759,479	$59,151	$(45,205)	$1,773,425
Cost of products sold	—	104	1,367,858	52,747	(44,458)	1,376,251

Gross profit	—	(104)	391,621	6,404	(747)	397,174
Operating expenses
Marketing and selling expenses	—	291	125,681	4,568	—	130,540
Administrative expenses	—	2,648	60,991	2,450	—	66,089
Research and development expenses	—	21	8,190	—	—	8,211
Intercompany royalties	—	—	—	40	(40)	—
Intercompany technical service fees	—	—	—	707	(707)	—
Other expense (income), net	—	14,255	11,025	—	—	25,280
Equity in (earnings) loss of investees	(8,857)	(69,619)	1,152	—	77,324	—

Total operating expenses	(8,857)	(52,404)	207,039	7,765	76,577	230,120

Earnings before interest and taxes	8,857	52,300	184,582	(1,361)	(77,324)	167,054
Intercompany interest (income) expense	—	(70,199)	70,108	91	—	—
Interest expense	—	152,875	1,700	26	—	154,601
Interest income	—	4	101	—	—	105

Earnings before income taxes	8,857	(30,372)	112,875	(1,478)	(77,324)	12,558
Provision (benefit) for income taxes	—	(39,229)	43,256	(326)	—	3,701

Net earnings	$8,857	$8,857	$69,619	$(1,152)	$(77,324)	$8,857

Total comprehensive earnings (loss)	$9,461	$9,461	$68,714	$(2,010)	$(76,165)	$9,461

Pinnacle Foods Inc.

Condensed Consolidating Statement of Cash Flows

For the nine months ended September 29, 2013

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(58,855)	$199,999	$583	$—	$141,727

Cash flows from investing activities
Intercompany accounts receivable/payable	—	123,197	—	—	(123,197)	—
Investment in subsidiaries						—
Capital expenditures	—	—	(62,722)	—	—	(62,722)
Sale of plant assets	—	—	6,853	—	—	6,853

Net cash (used in) provided by investing activities	—	123,197	(55,869)	—	(123,197)	(55,869)

Cash flows from financing activities
Proceeds from issuance of common stock	—	624,193	65	—	—	624,258
Parent reduction in investment in subsidiary	126	(126)	—	—	—	—
Repurchases of equity	(126)	—	(65)	—	—	(191)
Dividends paid	—	(20,831)	—	—	—	(20,831)
Proceeds from notes offering	—	350,000	—	—	—	350,000
Proceeds from bank term loans	—	1,625,925	—	—	—	1,625,925
Repayments of long-term obligations	—	(1,731,832)	(239)	—	—	(1,732,071)
Repurchase of notes	—	(899,180)	—	—	—	(899,180)
Proceeds from short-term borrowing	—	—	2,408	—	—	2,408
Repayments of short-term borrowing	—	—	(3,481)	—	—	(3,481)
Intercompany accounts receivable/payable	—	—	(123,197)		123,197	—
Repayment of capital lease obligations	—	—	(2,320)	—	—	(2,320)
Debt acquisition costs	—	(12,491)	—	—	—	(12,491)

Net cash (used in) provided by financing activities	—	(64,342)	(126,829)	—	123,197	(67,974)

Effect of exchange rate changes on cash	—	—	—	238	—	238
Net change in cash and cash equivalents	—	—	17,301	821	—	18,122
Cash and cash equivalents—beginning of period	—	—	83,123	9,158	—	92,281

Cash and cash equivalents—end of period	$—	$—	$100,424	$9,979	$—	$110,403

Supplemental disclosures of cash flow information:
Interest paid	$—	$90,143	$1,434	$—	$—	$91,577
Interest received	—	—	44	25	—	69
Income taxes paid	—	—	2,783	215	—	2,998
Non-cash investing and financing activities:
New capital leases	—	—	2,030	—	—	2,030
Dividends payable	21,354	—	—	—	—	21,354

Pinnacle Foods Inc.

Condensed Consolidating Statement of Cash Flows

For the nine months ended September 23, 2012

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(71,608)	$129,973	$4,019	$—	$62,384

Cash flows from investing activities
Intercompany accounts receivable/payable	—	196,332	—	—	(196,332)	—
Repayments of intercompany loans	—	49,338	—	—	(49,338)	—
Capital expenditures	—	—	(49,796)	—	—	(49,796)
Sale of plant assets	—	—	570	—	—	570

Net cash (used in) provided by investing activities	—	245,670	(49,226)	—	(245,670)	(49,226)

Cash flows from financing activities
Proceeds from bank term loan	—	842,625	—	—	—	842,625
Repayments of long-term obligations	—	(625,172)	—	—	—	(625,172)
Repurchase of notes	—	(373,255)	—	—	—	(373,255)
Proceeds from short-term borrowing	—	—	1,216	—	—	1,216
Repayments of short-term borrowing	—	—	(2,364)	—	—	(2,364)
Borrowings under revolving credit facility	—	5,000	—	—	—	5,000
Repayments of revolving credit facility	—	(5,000)	—	—	—	(5,000)
Intercompany accounts receivable/payable	—	—	(196,332)	—	196,332	—
Repayments of intercompany loans	—	—	(49,338)	—	49,338	—
Repayment of capital lease obligations	—	—	(2,803)	—	—	(2,803)
Debt acquisition costs	—	(17,414)	—	—	—	(17,414)
Parent reduction in investment in subsidiary	846	(846)				—
Repurchases of equity	(846)	—	—	—	—	(846)
Changes in bank overdrafts	—	—	19,327	—	—	19,327

Net cash (used in) provided by financing activities	—	(174,062)	(230,294)	—	245,670	(158,686)

Effect of exchange rate changes on cash	—	—	—	388	—	388
Net change in cash and cash equivalents	—	—	(149,547)	4,407	—	(145,140)
Cash and cash equivalents—beginning of period	—	—	150,493	538	—	151,031

Cash and cash equivalents—end of period	$—	$—	$946	$4,945	$—	$5,891

Supplemental disclosures of cash flow information:
Interest paid	$—	$136,975	$1,647	$—	$—	$138,622
Interest received	—	4	101	—	—	105
Income taxes (refunded) paid	—	—	1,723	210	—	1,933
Non-cash investing and financing activities:
New capital leases	—	—	1,549	—	—	1,549

17. Guarantor and Nonguarantor Statements

On April 29, 2013, Pinnacle Foods Finance (“PFF”) issued 4.875% Senior Notes. The 4.875% Senior Notes are general senior unsecured obligations of PFF, effectively subordinated in right of payment to all existing and future senior secured indebtedness of PFF and guaranteed on a full, unconditional, joint and several basis by the Company and PFF’s 100% owned domestic subsidiaries that guarantee other indebtedness of the Company.

The following condensed consolidating financial information presents:

(1)(a)	Condensed consolidating balance sheets as of December 30, 2012 and December 25, 2011.

(b)	The related condensed consolidating statements of operations and comprehensive earnings for the Company, PFF, all guarantor subsidiaries and the non-guarantor subsidiaries for the following:

i.	Fiscal year ended December 30, 2012

ii.	Fiscal year ended December 25, 2011; and

iii.	Fiscal year ended December 26, 2010.

(c)	The related condensed consolidating statements of cash flows for the Company, PFF, all guarantor subsidiaries and the non-guarantor subsidiaries for the following:

i.	Fiscal year ended December 30, 2012

ii.	Fiscal year ended December 25, 2011; and

iii.	Fiscal year ended December 26, 2010.

(2)	Elimination entries necessary to consolidate the Company, PFF, with its guarantor subsidiaries and non-guarantor subsidiaries.

Investments in subsidiaries are accounted for by the parent using the equity method of accounting. The guarantor subsidiaries are presented on a combined basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions and include a reclassification entry of net non-current deferred tax assets to non-current deferred tax liabilities.

Pinnacle Foods Inc.

Condensed Consolidating Balance Sheet

December 30, 2012

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$—	$83,123	$9,158	$—	$92,281
Accounts receivable, net	—	—	135,791	8,093	—	143,884
Intercompany accounts receivable	—	—	73,769	—	(73,769)	—
Inventories, net	—	—	350,922	7,129	—	358,051
Other current assets	—	1,130	10,546	186	—	11,862
Deferred tax assets	—	—	100,245	74	(1,120)	99,199

Total current assets	—	1,130	754,396	24,640	(74,889)	705,277
Plant assets, net	—	—	493,640	26	—	493,666
Investment in subsidiaries	888,726	1,840,632	11,222	—	(2,740,580)	—
Intercompany note receivable	—	1,469,135	7,270	9,800	(1,486,205)	—
Tradenames	—	—	1,603,992	—	—	1,603,992
Other assets, net	—	23,691	131,707	160	—	155,558
Deferred tax assets	—	239,347	—	—	(239,347)	—
Goodwill	—	—	1,441,495	—	—	1,441,495

Total assets	$888,726	$3,573,935	$4,443,722	$34,626	$(4,541,021)	$4,399,988

Current liabilities:
Short-term borrowings	$—	$—	$2,139	$—	$—	$2,139
Current portion of long-term obligations	—	27,411	3,008	—	—	30,419
Accounts payable	—	37	136,220	1,069	—	137,326
Intercompany accounts payable	—	65,888	—	7,881	(73,769)	—
Accrued trade marketing expense	—	—	41,396	3,175	—	44,571
Accrued liabilities	—	29,662	90,000	727	(1,120)	119,269

Total current liabilities	—	122,998	272,763	12,852	(74,889)	333,724
Long-term debt	—	2,558,404	17,982	—	—	2,576,386
Intercompany note payable	—	—	1,478,593	7,612	(1,486,205)	—
Pension and other postretirement benefits	—	—	100,918	—	—	100,918
Other long-term liabilities	—	3,807	22,168	2,730	—	28,705
Deferred tax liabilities	—	—	710,666	210	(239,347)	471,529

Total liabilities	—	2,685,209	2,603,090	23,404	(1,800,441)	3,511,262
Commitments and contingencies (Note 12)
Shareholder’s equity:
Pinnacle Common Stock	$812	$—	$—	$—	$—	812
Additional paid-in-capital	696,512	697,324	1,284,155	2,324	(1,983,803)	696,512
Retained earnings	252,955	252,955	608,788	8,842	(870,585)	252,955
Accumulated other comprehensive loss	(61,553)	(61,553)	(52,311)	56	113,808	(61,553)

Total shareholders’ equity	888,726	888,726	1,840,632	11,222	(2,740,580)	888,726

Total liabilities and shareholders’ equity	$888,726	$3,573,935	$4,443,722	$34,626	$(4,541,021)	$4,399,988

Pinnacle Foods Inc.

Condensed Consolidating Balance Sheet

December 25, 2011

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$—	$150,493	$538	$—	$151,031
Accounts receivable, net	—	—	152,041	7,940	—	159,981
Intercompany accounts receivable	—	129,142	—	947	(130,089)	—
Inventories, net	—	—	330,136	5,676	—	335,812
Other current assets	—	1,072	6,189	288	—	7,549
Deferred tax assets	—	1,563	69,575	(29)	—	71,109

Total current assets	—	131,777	708,434	15,360	(130,089)	725,482
Plant assets, net	—	—	501,245	38	—	501,283
Investment in subsidiaries	845,352	1,726,711	10,438	—	(2,582,501)	—
Intercompany note receivable	—	1,541,341	7,270	9,800	(1,558,411)	—
Tradenames	—	—	1,604,512	—	—	1,604,512
Other assets, net	—	31,604	147,057	188	—	178,849
Deferred tax assets	—	191,289	—	—	(191,289)	—
Goodwill	—	—	1,441,495	—	—	1,441,495

Total assets	$845,352	$3,622,722	$4,420,451	$25,386	$(4,462,290)	$4,451,621

Current liabilities:
Short-term borrowings	$—	$—	$1,708	$—	$—	$1,708
Current portion of long-term obligations	—	12,500	3,161	—	—	15,661
Accounts payable	—	—	151,693	1,176	—	152,869
Intercompany accounts payable	—	—	130,089	—	(130,089)	—
Accrued trade marketing expense	—	—	32,020	3,105	—	35,125
Accrued liabilities	—	46,012	82,312	461	—	128,785

Total current liabilities	—	58,512	400,983	4,742	(130,089)	334,148
Long-term debt	—	2,718,858	19,792	—	—	2,738,650
Intercompany note payable	—	—	1,551,141	7,270	(1,558,411)	—
Pension and other postretirement benefits	—	—	93,406	—	—	93,406
Other long-term liabilities	—	—	19,369	2,730	—	22,099
Deferred tax liabilities	—	—	609,049	206	(191,289)	417,966

Total liabilities	—	2,777,370	2,693,740	14,948	(1,879,789)	3,606,269
Commitments and contingencies (Note 12)
Shareholder’s equity:
Pinnacle Common Stock	$813	$—	$—	$—	$—	813
Additional paid-in-capital	696,539	697,352	1,284,155	2,324	(1,983,831)	696,539
Retained earnings	200,436	200,436	483,821	8,011	(692,268)	200,436
Accumulated other comprehensive loss	(52,436)	(52,436)	(41,265)	103	93,598	(52,436)

Total shareholders’ equity	845,352	845,352	1,726,711	10,438	(2,582,501)	845,352

Total liabilities and shareholders’ equity	$845,352	$3,622,722	$4,420,451	$25,386	$(4,462,290)	$4,451,621

Pinnacle Foods Inc.

Condensed Consolidating Statement of Operations and Comprehensive Earnings (Loss)

For the fiscal year ended December 30, 2012

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$2,454,737	$84,708	$(60,960)	$2,478,485
Cost of products sold	—	120	1,880,692	73,090	(59,966)	1,893,936

Gross profit	—	(120)	574,045	11,618	(994)	584,549
Operating expenses
Marketing and selling expenses	—	342	163,567	5,827	—	169,736
Administrative expenses	—	3,415	82,643	3,356	—	89,414
Research and development expenses	—	25	12,006	—	—	12,031
Intercompany royalties	—	—	—	77	(77)	—
Intercompany technical service fees	—	—	—	917	(917)	—
Other expense (income), net	—	14,255	15,519	—	—	29,774
Equity in (earnings) loss of investees	(52,519)	(124,967)	(831)	—	178,317	—

Total operating expenses	(52,519)	(106,930)	272,904	10,177	177,323	300,955

Earnings (loss) before interest and taxes	52,519	106,810	301,141	1,441	(178,317)	283,594
Intercompany interest (income) expense	—	(95,285)	95,162	123	—	—
Interest expense	—	196,240	2,200	44	—	198,484
Interest income	—	—	110	—	—	110

Earnings (loss) before income taxes	52,519	5,855	203,889	1,274	(178,317)	85,220
Provision (benefit) for income taxes	—	(46,664)	78,922	443	—	32,701

Net earnings (loss)	$52,519	$52,519	$124,967	$831	$(178,317)	$52,519

Total comprehensive earnings	$43,402	$43,402	$113,923	$787	$(158,112)	$43,402

Pinnacle Foods Inc.

Condensed Consolidating Statement of Operations and Comprehensive Earnings (Loss)

For the fiscal year ended December 25, 2011

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$2,442,540	$84,832	$(57,810)	$2,469,562
Cost of products sold	—	(148)	1,839,000	72,716	(56,872)	1,854,696

Gross profit	—	148	603,540	12,116	(938)	614,866
Operating expenses
Marketing and selling expenses	—	463	165,172	6,006	—	171,641
Administrative expenses	—	3,463	73,522	3,475	—	80,460
Research and development expenses	—	34	7,987	—	—	8,021
Intercompany royalties	—	—	—	70	(70)	—
Intercompany technical service fees	—	—	—	868	(868)	—
Goodwill impairment charge	—	—	122,900	—	—	122,900
Other expense (income), net	—	—	48,578	—	—	48,578
Equity in (earnings) loss of investees	46,914	(12,566)	(1,227)	—	(33,121)	—

Total operating expenses	46,914	(8,606)	416,932	10,419	(34,059)	431,600

Earnings before interest and taxes	(46,914)	8,754	186,608	1,697	33,121	183,266
Intercompany interest (income) expense	—	(111,919)	111,874	45	—	—
Interest expense	—	206,581	1,726	12	—	208,319
Interest income	—	—	241	1	—	242

Earnings (loss) before income taxes	(46,914)	(85,908)	73,249	1,641	33,121	(24,811)
Provision (benefit) for income taxes	—	(38,994)	60,683	414	—	22,103

Net earnings (loss)	$(46,914)	$(46,914)	$12,566	$1,227	$33,121	$(46,914)

Total comprehensive earnings (loss)	$(49,818)	$(49,818)	$(3,446)	$2,663	$50,601	$(49,818)

Pinnacle Foods Inc.

Condensed Consolidating Statement of Operations and Comprehensive Earnings (Loss)

For the fiscal year ended December 26, 2010

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$2,409,548	$82,870	$(55,715)	$2,436,703
Cost of products sold	—	624	1,817,475	71,197	(54,921)	1,834,375

Gross profit	—	(624)	592,073	11,673	(794)	602,328
Operating expenses
Marketing and selling expenses	—	1,902	164,712	5,730	—	172,344
Administrative expenses	—	5,199	101,786	2,965	—	109,950
Research and development expenses	—	210	9,177	—	—	9,387
Intercompany royalties	—	—	—	83	(83)	—
Intercompany technical service fees	—	—	—	711	(711)	—
Other expense (income), net	—	—	45,495	—	—	45,495
Equity in earnings of investees	(22,037)	(92,447)	(1,447)	—	115,931	—

Total operating expenses	(22,037)	(85,136)	319,723	9,489	115,137	337,176

Earnings before interest and taxes	22,037	84,512	272,350	2,184	(115,931)	265,152
Intercompany interest (income) expense	—	(121,371)	121,371	—	—	—
Interest expense	—	234,759	1,245	—	—	236,004
Interest income	—	20	268	—	—	288

Earnings (loss) before income taxes	22,037	(28,856)	150,002	2,184	(115,931)	29,436
Provision (benefit) for income taxes	—	(50,893)	57,555	737	—	7,399

Net earnings	$22,037	$22,037	$92,447	$1,447	$(115,931)	$22,037

Total comprehensive earnings	$16,096	$16,096	$89,334	$3,113	$(108,543)	$16,096

Pinnacle Foods Inc.

Condensed Consolidating Statement of Cash Flows

For the fiscal year ended December 30, 2012

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(87,051)	$281,501	$8,403	$—	$202,853

Cash flows from investing activities
Intercompany accounts receivable/payable	—	100,589	—	—	(100,589)	—
Repayments of intercompany loans	—	167,492	—		(167,492)	—
Capital expenditures	—	—	(78,279)	—	—	(78,279)
Sale of plant assets	—	—	570	—	—	570

Net cash (used in) provided by investing activities	—	268,081	(77,709)	—	(268,081)	(77,709)

Cash flows from financing activities
Proceeds from bank term loans	—	842,625	—	—	—	842,625
Repayments of long-term obligations	—	(632,025)	—	—	—	(632,025)
Repurchase of notes	—	(373,255)	—	—	—	(373,255)
Proceeds from short-term borrowing	—	—	4,294	—	—	4,294
Repayments of short-term borrowing	—	—	(3,864)	—	—	(3,864)
Borrowings under revolving credit facility	—	40,000	—	—	—	40,000
Repayments of revolving credit facility	—	(40,000)	—	—	—	(40,000)
Intercompany accounts receivable/payable	—	—	(100,589)		100,589	—
Repayments of intercompany loans	—	—	(167,492)	—	167,492	—
Repayment of capital lease obligations	—	—	(3,511)	—	—	(3,511)
Parent reduction in investment in subsidiary	877	(877)	—	—	—	—
Repurchases of equity	(877)	—	—	—	—	(877)
Debt acquisition costs	—	(17,498)	—	—	—	(17,498)
Net cash (used in) provided by financing activities	—	(181,030)	(271,162)	—	268,081	(184,111)

Effect of exchange rate changes on cash	—	—	—	217	—	217
Net change in cash and cash equivalents	—	—	(67,370)	8,620	—	(58,750)
Cash and cash equivalents—beginning of period	—	—	150,493	538	—	151,031

Cash and cash equivalents—end of period	$—	$—	$83,123	$9,158	$—	$92,281

Supplemental disclosures of cash flow information:
Interest paid	$—	$177,296	$2,131	$—	$—	$179,427
Interest received	—	1	109	—	—	110
Income taxes paid	—	—	1,638	343	—	1,981
Non-cash investing and financing activities:
New capital leases	—	—	1,548	—	—	1,548

Pinnacle Foods Inc.

Condensed Consolidating Statement of Cash Flows

For the fiscal year ended December 25, 2011

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(90,347)	$299,953	$(5,394)	$—	$204,212

Cash flows from investing activities
Intercompany accounts receivable/payable	—	(291,525)	—	—	291,525	—
Intercompany loans	—	—	(7,270)	(9,800)	17,070	—
Repayments of intercompany loans	—	440,552	—		(440,552)	—
Capital expenditures	—	—	(117,306)	—	—	(117,306)
Sale of plant assets held for sale	—	—	7,900	—	—	7,900

Net cash (used in) provided by investing activities	—	149,027	(116,676)	(9,800)	(131,957)	(109,406)

Cash flows from financing activities
Repayments of long-term obligations	—	(57,547)	—	—	—	(57,547)
Proceeds from short-term borrowing	—	—	3,070	—	—	3,070
Repayments of short-term borrowing	—	—	(2,954)	—	—	(2,954)
Intercompany accounts receivable/payable	—	—	291,525		(291,525)	—
Proceeds from Intercompany loans	—	—	9,800	7,270	(17,070)	—
Repayments of intercompany loans	—	—	(440,552)	—	440,552	—
Repayment of capital lease obligations	—	—	(2,543)	—	—	(2,543)
Debt acquisition costs	—	(67)	(454)	(200)	—	(721)
Equity contributions	—	558	—	—	—	558
Parent reduction in investment in subsidiary	1,624	(1,624)	—	—	—	—
Repurchases of equity	(1,624)	—	—	—	—	(1,624)
Other Financing	—	—	—	2,730	—	2,730

Net cash (used in) provided by financing activities	—	(58,680)	(142,108)	9,800	131,957	(59,031)

Effect of exchange rate changes on cash	—	—	—	(30)	—	(30)
Net change in cash and cash equivalents	—	—	41,169	(5,424)	—	35,745
Cash and cash equivalents—beginning of period	—	—	109,324	5,962	—	115,286

Cash and cash equivalents—end of period	$—	$—	$150,493	$538	$—	$151,031

Supplemental disclosures of cash flow information:
Interest paid	$—	$194,644	$1,695	$—	$—	$196,339
Interest received	—	—	240	1	—	241
Income taxes paid (refunded)	—	—	(2,849)	895	—	(1,954)
Non-cash investing and financing activities:
New capital leases	—	—	11,240	—	—	11,240

Pinnacle Foods Finance LLC

Condensed Consolidating Statement of Cash Flows

For the fiscal year ended December 26, 2010

	Pinnacle Foods Inc.	Pinnacle Foods Finance LLC	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations and Reclassifications	Consolidated Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(58,465)	$315,133	$310	$—	$256,978

Cash flows from investing activities
Intercompany accounts receivable/payable	—	16,986	—	—	(16,986)	—
Repayments of intercompany loans	—	159,198	—	—	(159,198)	—
Capital expenditures	—	—	(81,272)	—	—	(81,272)

Net cash (used in) provided by investing activities	—	176,184	(81,272)	—	(176,184)	(81,272)

Cash flows from financing activities
Proceeds from bond offering	—	400,000	—	—	—	400,000
Proceeds from bank term loans	—	442,300	—	—	—	442,300
Repayments of long-term obligations	—	(946,558)	—	—	—	(946,558)
Proceeds from short-term borrowing	—	—	3,409	—	—	3,409
Repayments of short-term borrowing	—	—	(3,049)	—	—	(3,049)
Intercompany accounts receivable/payable	—	—	(16,986)	—	16,986	—
Repayments of intercompany loans	—	—	(159,198)	—	159,198	—
Repayment of capital lease obligations	—	—	(2,658)	—	—	(2,658)
Equity contributions	—	626	—	—	—	626
Parent reduction in investment in subsidiary	1,282	(1,282)	—	—	—	—
Repurchases of equity	(1,282)	—	—	—	—	(1,282)
Repayment of notes receivable from officers	—	565	—	—	—	565
Debt acquisition costs	—	(13,370)	—	—	—	(13,370)
Changes in bank overdrafts	—	—	(14,304)	—	—	(14,304)

Net cash (used in) provided by financing activities	—	(117,719)	(192,786)	—	176,184	(134,321)

Effect of exchange rate changes on cash	—	—	—	27	—	27
Net change in cash and cash equivalents	—	—	41,075	337	—	41,412
Cash and cash equivalents—beginning of period	—	—	68,249	5,625	—	73,874

Cash and cash equivalents—end of period	$—	$—	$109,324	$5,962	$—	$115,286

Supplemental disclosures of cash flow information:
Interest paid	$—	$178,530	$1,236	$—	$—	$179,766
Interest received	—	20	251	—	—	271
Income taxes paid	—	—	6,989	9	—	6,998
Non-cash investing and financing activities:
New capital leases	—	—	13,587	—	—	13,587